Investments	12 Months Ended
Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
INVESTMENTS
INVESTMENTS

The Company’s investments, primarily in Brazil, consist of certificates of deposit and U.S. dollar indexed bond funds that are classified as available-for-sale and stated at fair value based upon quoted market prices and net asset values, respectively. Unrealized gains and losses are recorded in AOCI. Realized gains and losses are recognized in investment income and are determined using the specific identification method. Realized gains from the sale of securities for the years ended December 31, 2014 and 2013 were $538 and $3,987, respectively. Proceeds from the sale of available-for-sale securities were $39,586 and $55,987 during the years ended December 31, 2014 and 2013, respectively.

The Company has deferred compensation plans that enable certain employees to defer receipt of a portion of their cash, 401(k) or share-based compensation and non-employee directors to defer receipt of director fees at the participants’ discretion. For deferred cash-based compensation, the Company established rabbi trusts (refer to note 13), which are recorded at fair value of the underlying securities within securities and other investments. The related deferred compensation liability is recorded at fair value within other long-term liabilities. Realized and unrealized gains and losses on marketable securities in the rabbi trusts are recognized in investment income.

The Company’s investments, excluding cash surrender value of insurance contracts of $73,854 and $72,214 as of December 31, 2014 and 2013, respectively, consist of the following:

	Cost Basis	Unrealized Gain/(Loss)	Fair Value
As of December 31, 2014
Short-term investments
Certificates of deposit	$136,653	$—	$136,653
Long-term investments
Assets held in a rabbi trust	$9,327	$444	$9,771

As of December 31, 2013
Short-term investments
Certificates of deposit	$215,010	$—	$215,010
U.S. dollar indexed bond funds	25,263	2,715	27,978
	$240,273	$2,715	$242,988
Long-term investments:
Assets held in a rabbi trust	$10,085	$292	$10,377